COLUMBIA SMALL CAP FUND, INC.
                                  (THE "FUND")


      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

1. On October 13, 2003 the name of the Fund will change to "Columbia Small Cap Growth Fund, Inc."

2.       On October 13, 2003:

         o    The website for the Fund will change from www.libertyfunds.com to
                                                        --------------------
              www.columbiafunds.com.
              ---------------------

         o Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

3. The Advisor intends to replace the Russell 2000 Index with the Russell 2000 Growth Index as the primary benchmark for the Fund. The Advisor believes that the Russell 2000 Growth Index offers shareholders a more useful comparison of the Fund's relative performance than the Russell 2000 Index.






















172-36/437P-0903                                                 October 3, 2003